Taxes on Income - Schedule of Components of Loss Before Income Taxes (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss before taxes on income	$ (10,016)	$ (7,240)
Parent Company [Member]
Loss before taxes on income	(3,687)	(2,884)
Subsidiaries [Member]
Loss before taxes on income	$ (6,329)	$ (4,356)